Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of March 31, 2019 and December 31, 2018:

	2019	2018
Computers and equipment	$269,852	$238,442
Furniture and fixtures	156,867	156,867
	426,719	$395,309
Less Accumulated depreciation	209,939	191,309
Property and equipment, net	$216,780	$204,000

Depreciation expense totaled $18,630 and $17,267 for the three months ended March 31, 2019 and 2018, respectively.

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2018 and 2017:

	2018	2017

Property and equipment	$238,442	$179,351
Equipment under capital lease (see Note 11)	156,867	156,867
	395,309	336,218
Less Accumulated depreciation	191,309	126,499
Property and equipment, net	$204,000	$209,719

Depreciation expense totaled $64,810 and $82,616 for the years ended December 31, 2018 and 2017, respectively.